Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt consisted of the following as of September 30, 2014, and December 31, 2013:

	September 30, 2014	December 31, 2013
Master note and security agreement	$436.5	$490.2
Term loan A—$450.0 million due April 2019	444.4	—
Term loan A—$450.0 million due July 2017	—	416.3
Term loan B—$300.0 million due April 2021	296.4	—
Term loan B—$200.0 million due July 2018	—	194.8
Revolving credit facility—$850.0 million due April 2019	106.2	—
Revolving credit facility—$850.0 million due July 2017	—	209.8
Senior unsecured notes—$300.0 million due May 2022	300.0	—
International term loan—$71.9 million	—	58.2
International revolving credit facility—$15.2 million	2.1	2.3
Equipment term loans	14.1	16.4
Other	8.3	5.3
Total debt	$1,608.0	$1,393.3
Less: short-term debt and current portion of long-term debt	(102.2)	(127.6)
Long-term debt	$1,505.8	$1,265.7

Long-term debt consisted of the following as of December 31, 2013 and 2012:

	Weighted Average Interest Rate	2013	2012
Master note and security agreement(1)	7.47%	$490.2	$553.9
Term loan A—$450.0 million(2)	2.69%	416.3	444.4
Term loan B—$200.0 million(2)	4.00%	194.8	196.7
Revolving credit facility—$850.0 million(2)	2.68%	209.8	50.0
International term loan—$78.3 million(3)	2.74%	58.2	63.3
International revolving credit facility—$16.6 million(3)	4.16%	2.3	6.8
Equipment term loans(4)	4.75%	16.4	—
Other	21.78%	5.3	9.9
Total debt		$1,393.3	$1,325.0
Less: short-term debt and current portion of long-term debt		(127.6)	(113.3)
Long-term debt		$1,265.7	$1,211.7
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(1)
These senior notes have a weighted-average interest rate of 7.47%, which is fixed to maturity, with interest payable semiannually. Principal payments commenced September 1997 and extend through April 2036 in various tranches. The notes are collateralized by certain United States land, buildings and press and finishing equipment under the terms of the master note and security agreement.

(2)
On July 26, 2011, and as last amended on December 19, 2012, the Company entered into a $1.5 billion debt financing agreement with certain lenders to reduce the Company's borrowing costs with lower interest rates and to create more flexibility with a higher revolving credit capacity and improvement in financial terms. The $1.5 billion debt financing agreement includes three different loan facilities, a Term Loan A, a Term Loan B, and a revolving credit facility.

The revolving credit facility in the amount of $850.0 million and the Term Loan A in the aggregate amount of $450.0 million each had an initial term of five years that was extended an additional year as part of the December 19, 2012 amendment to mature on July 25, 2017. The Term Loan B in the amount of $200.0 million (net of a $1.0 million original issue discount) has a term of seven years maturing on July 25, 2018, subject to certain required amortization.

Borrowings under the revolving facility and Term Loan A loans made under the $1.5 billion debt financing agreement bear interest at London Interbank Offered Rate ("LIBOR") plus 2.25%, or 1.25% in excess of an alternate base rate, and Term Loan B loans bear interest at LIBOR plus 3.00%, with a LIBOR floor of 1.00%, or 2.00% in excess of an alternative base rate at the Company's option. At December 31, 2013, the Company had borrowings of $209.8 million on the revolving credit agreement, as well as $44.0 million of issued letters of credit, leaving $596.2 million available for future borrowings.

The proceeds from the Term Loan A, Term Loan B and revolving credit facility were used to repay all outstanding balances and terminate the Company's previous $1.23 billion debt financing agreement (which included the $700.0 million term loan and the $530.0 million revolving credit facility), as well as to pay the new debt issuance costs incurred for the refinancing. The $1.5 billion debt financing agreement is secured by substantially all of the assets in the United States that are not encumbered under the Company's other financing agreements.

The Company recognized a $34.0 million loss on debt extinguishment during the year ended December 31, 2011, in connection with the July 26, 2011 $1.5 billion debt financing agreement. The loss was comprised of: (1) $20.9 million of debt issuance costs from the terminated $1.23 billion debt financing agreement, (2) $8.9 million of remaining original issue discount from the terminated $1.23 billion debt financing agreement and (3) $4.2 million of debt issuance costs from the $1.5 billion debt financing agreement. The $34.0 million loss was classified as loss on debt extinguishment in the consolidated statements of operations.

(3)
On December 16, 2008, debt related to the Company's international operations was refinanced by entering into a secured credit agreement ("Facilities Agreement"). The Facilities Agreement includes a Euro denominated term loan and a multicurrency revolving credit facility. The term loan principal payments commenced in December 2009 and it matures on December 16, 2015. The multicurrency revolving credit facility used for financing working capital and general business needs, was renewed in 2013 and will expire on December 16, 2014. At December 31, 2013, the Company's international operations had borrowings of $2.3 million under the multicurrency revolving credit facility, leaving $14.3 million available for future borrowing. The terms of the Facilities Agreement include certain financial covenants, a guarantee of the Facilities Agreement by the Company and a security agreement that includes collateralizing substantially all of the Quad/Winkowski assets. The facilities bear interest at the aggregate of the Warsaw Interbank Offered Rate ("WIBOR") or the Euro Interbank Offered Rate ("EURIBOR") and margin.

(4)
During 2013, the Company refinanced certain equipment leases with $17.1 million in equipment term loans secured by the formerly leased equipment. The equipment term loans bear interest at a fixed rate of 4.75%, require quarterly payments and have five year terms expiring during 2018. The purchase of these assets resulted in $12.8 million of non-cash investing and financing activities, which represents the $17.1 million in equipment term loans net of $4.3 million of eliminated capital lease obligations (see Note 1, "Basis of Presentation and Summary of Significant Accounting Policies").

Schedule of Debt Issuance Costs
Activity impacting the Company's debt issuance costs for the years ended December 31, 2013, and 2012, was as follows:

Capitalized Debt Issuance Costs
Balance at January 1, 2012	$20.2
Debt issuance costs paid from December 2012 amendment(1)	2.1
Amortization	(4.4)
Balance at December 31, 2012	$17.9
Amortization	(4.0)
Balance at December 31, 2013	$13.9
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(1)
The Company incurred $2.1 million of debt issuance costs in connection with the December 19, 2012, $1.5 billion debt financing agreement amendment for the extension of the maturity dates on the $850.0 million revolving credit facility and the $450.0 million Term Loan A. These debt issuance costs have been accounted for as capitalized debt issuance costs and are classified as other long-term assets in the consolidated balance sheets. The costs are being amortized on a straight-line basis over the five year lives of the related debt instruments.

Schedule of Maturities of Long-term Debt
Approximate annual principal amounts due on long-term debt are as follows during the years ending December 31:

2014	$127.6
2015	163.3
2016	116.0
2017	532.1
2018	228.0
2019	36.2
2020 – 2024	104.6
2025 – 2029	56.8
2030 – 2034	22.3
2035 – 2036	6.4
Total	$1,393.3

Schedule of Loss on Extinguishment of Debt
The loss on debt extinguishment recorded in the condensed consolidated statements of operations for the nine months ended September 30, 2014, was comprised of the following:

Loss on Debt Extinguishment
Debt issuance costs:
Loss on debt extinguishment from July 26, 2011 $1.5 billion debt financing arrangement fees that were previously capitalized	$2.1
Debt issuance costs from April 28, 2014 $1.9 billion debt financing arrangement	3.3
Original issue discount:
Original issue discount from July 26, 2011 $1.5 billion debt financing arrangement	0.6
Total	$6.0

Schedule of Capitalized Debt Issuance Costs
Activity impacting the Company's capitalized debt issuance costs for the nine months ended September 30, 2014, was as follows:

Capitalized Debt Issuance Costs
Balance at December 31, 2013	$13.9
Capitalized debt issuance costs from April 28, 2014 $1.9 billion debt financing arrangement	11.0
Loss on debt extinguishment from July 26, 2011 $1.5 billion debt financing arrangement fees that were previously capitalized	(2.1)
Amortization of debt issuance costs	(2.9)
Balance at September 30, 2014	$19.9

Schedule of original issue discount
Activity impacting the Company's original issue discount for the nine months ended September 30, 2014, was as follows:

Original Issue Discount
Balance at December 31, 2013	$0.7
Original issue discount from April 28, 2014 $1.9 billion debt financing arrangement	3.0
Loss on debt extinguishment from July 26, 2011 $1.5 billion debt financing arrangement	(0.6)
Amortization of original issue discount	(0.3)
Balance at September 30, 2014	$2.8